Subsequent events	12 Months Ended
Jun. 30, 2021
35. Subsequent events

35. Subsequent events

Sale of real estate parcels in Hudson

On August 2, 2021, our subsidiary IRSA CP signed the bill for the sale of several parcels of the property called Casonas located in Hudson, Berazategui district. The price of the transaction was USD0.6.

Sale of Mariano Acosta Plot

On August 9, 2021, the sales ticket for Mariano Acosta Plot was signed for a total amount of USD 0.7. With the signing of the ticket, the amount of USD 0.5 was received and the remaining balance of USD 0.2 at the signing of the deed.

Sale of Merlo Plot

On August 9, 2021, the sales ticket for Merlo Plot was signed for a total amount of USD 0.7. With the signing of the ticket, the amount of USD 0.5 was received and the remaining balance of USD 0.2 at the signing of the deed.

Issuance of IRSA Non-convertible Notes

On August 26, 2021, the Company issued USD 58.1 Non-convertible Notes in the local market. The main characteristics of the issue are detailed below:

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Series XIII: denominated in USD and payable in ARS at the applicable exchange rate for USD 58.1 at a fixed rate of 3.9%, with semiannual payments plus. The principal will be paid in three installments, counted from the date of issue: the first one - equal to 25% of the par value of the notes - payable on the date that is 12 (twelve) months after the Issue, on August 26, 2023; the second one - equal to 25% of the par value of the notes - payable on the date that is 30 (thirty) months after the Issue, on February 26, 2024 and the third one - equal to 50% of the par value of the notes - payable on the relevant due date, i.e. July 26, 2024. Price of issuance was 100.0% of the nominal value.

The funds have been used mainly to refinance short-term liabilities.

Corporate reorganization process

On September 30, 2021 the Company’s Board of Directors has approved the beginning of the corporate reorganization process in the terms of article 82 and sbqs. of the General Companies Law No. 19,550, the Income Tax Law No. 20,628, amendments and regulations, CNV’s Rules and the Listing Regulations of BYMA, by which IRSA, acting as the absorbing company, will merge by absorption with IRSA Propiedades Comerciales S.A. (“IRSA PC”), as the absorbed company. In this regard, the Board of Directors has approved: (i) the individual and special merger financial statements as of June 30, 2021; (ii) the consolidated and special merger financial statements as of June 30, 2021; (iii) the subscription of the Prior Merger Agreement between both companies and (iv) establish the effective date of reorganization on July 1, 2021.

The merger is subject to the approval of the shareholders’ meeting of both companies, which will be held once both companies have the administrative approval of the United States Securities and Exchange Commission, an entity to which they are subject because both companies’ shares are listed in markets that operate in said jurisdiction.

Likewise, and within the framework of the reorganization process, the Board of Directors has approved the exchange ratio, which has been established at 1.40 IRSA shares for each IRSA PC share, which is equivalent to 0.56 IRSA GDS for each ADS of IRSA PC.

Condor Hospitality Trust agreement

On September 23, 2021, Condor Hospitality Trust, Inc. announced an agreement with affiliates of Blackstone Real Estate Partners to sell its entire portfolio of hotels in a US$ 305 million transaction. This is an all cash transaction without the assumption of any existing debt. Completion of the transaction, which is expected to occur in the fourth quarter of 2021, is subject to customary closing conditions, including the approval of the Condor’s shareholders.

Condor also announced that its Board of Directors has unanimously adopted a Plan of Liquidation and Dissolution (the “Plan of Liquidation”). The Plan of Liquidation contemplates an orderly wind down of the Company’s business affairs. Following the closing of the sale of the hotel portfolio and the payment of outstanding liabilities, along with the taking of other actions specified in the Plan of Liquidation, including reserving for certain contingent liabilities and claims, the Company intends to distribute certain net proceeds from the sale of the hotel portfolio to the Condor’s shareholders in one or more liquidating distribution installments. The implementation of the Plan of Liquidation is conditioned on obtaining approval of the Condor’s shareholders.